Acquisition of Daxx Web Industries B.V. (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisition of Daxx Web Industries B.V. (Details) [Line Items]
Acquisition business combination purchase, description		The total purchase consideration is up to $23.3 million and included cash consideration of approximately $18.4 million and contingent cash consideration of up to approximately $4.9 million. The fair value of the contingent consideration at the date of the acquisition was determined to be approximately $1.9 million.
Goodwill		$ 14,690
Revenues		111,283	118,326	$ 91,865
Consultant fees		500	$ 400
Daxx Web Industries BV [Member]
Acquisition of Daxx Web Industries B.V. (Details) [Line Items]
Goodwill		$ 14,700
Daxx Web Industries BV [Member]
Acquisition of Daxx Web Industries B.V. (Details) [Line Items]
Revenues	$ 1,000